Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Sep. 26, 2025
Schedule of Financial Assets and Financial Liabilities [Line Items]
Cash	$ 60,311,712	$ 91,234,090
Client Cash Deposits	6,935,781	5,615,054
Digital assets, digital assets loaned, and digital assets staked	365,799,777	515,586,931
Equity investments	60,576,922	131,982,050
Public investments	335,280	272,520
Private investments	15,147,378	29,372,628
Accounts payable and accrued liabilities	(5,127,267)	(9,270,110)
Loan payable		(2,611,009)
Lease liability		(3,102,188)
Warrant liability	(4,688,356)	(13,599,316)	$ (4,123,753)
Trading liabilities	(23,409,429)	(24,122,640)
ETP holders payable	(397,243,174)	(622,304,667)
Other financial assets	19,050,483
Asset / (liabilities) at amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Cash	60,311,712	91,234,090
Client Cash Deposits	6,935,781	5,615,054
Digital assets, digital assets loaned, and digital assets staked
Equity investments
Public investments
Private investments
Accounts payable and accrued liabilities	(5,127,267)	(9,270,110)
Loan payable		(2,611,009)
Lease liability		(3,102,188)
Warrant liability
Trading liabilities
ETP holders payable
Other financial assets	2,000,921
Assets /(liabilities) at fair value through profit/(loss) [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Cash
Client Cash Deposits
Digital assets, digital assets loaned, and digital assets staked	365,799,777	515,586,931
Equity investments	60,576,922	131,982,050
Public investments	335,280	272,520
Private investments	15,147,378	29,372,628
Accounts payable and accrued liabilities
Loan payable
Lease liability
Warrant liability	(4,688,356)	(13,599,316)
Trading liabilities	(23,409,429)	(24,122,640)
ETP holders payable	(397,243,174)	$ (622,304,667)
Other financial assets	$ 17,049,562